UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21184 _____________________________________________________

BlackRock Florida Municipal 2020 Term Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Municipal 2020 Term Trust Inc.
 40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	March 31, 2005 ____________________________________________

Item 1. Schedule of Investments

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2005

BlackRock Florida Municipal 2020 Term Trust (BFO)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—155.5%
			Florida—133.7%
NR	$ 1,960		Brandy Creek Cmnty. Dev. Dist. Spl. Assmt., Ser. B, 5.40%, 5/01/09	No Opt. Call	$ 1,973,524
AAA	6,150		Brd. of Ed., GO, Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	6,434,683
NR3	4,895		Crossings at Fleming Island Cmnty. Dev. Dist., 6.75%, 10/01/25	10/09 @ 102	5,056,437
AAA	1,095		Deltona Util. Sys., 5.00%, 10/01/23, MBIA	10/13 @ 100	1,146,651
BBB	4,000		Escambia Cnty. Env. Impvt., 5.75%, 11/01/27	11/13 @ 100	4,029,400
AAA	5,000	[4]	Escambia Cnty. Hlth. Facs. Auth., 5.95%, 7/01/20, AMBAC	No Opt. Call	5,107,250
BBB+	1,955		Hillsborough Cnty. Ind. Dev. Auth. PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,993,416
AAA	1,000		Hillsborough Cnty. Sch. Brd., 5.00%, 7/01/27, MBIA	07/13 @ 100	1,033,340
AA	1,000		Lakeland Wtr. & Wstwtr., 5.00%, 10/01/27	10/12 @ 100	1,032,770
AAA	3,000		Lee Cnty. Transp. Fac., Ser. B, 5.00%, 10/01/22, AMBAC	10/14 @ 100	3,166,980
			Marco Island Util. Sys., MBIA,
AAA	2,000		5.00%, 10/01/22	10/13 @ 100	2,101,580
AAA	1,375		5.00%, 10/01/23	10/13 @ 100	1,439,859
AAA	1,000		5.25%, 10/01/21	10/13 @ 100	1,079,510
BB	2,500		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,726,400
			Miami Dade Cnty., MBIA,
AAA	10,000		Ser. A, Zero Coupon, 10/01/20	04/08 @ 52.398	4,506,800
AAA	7,560		Ser. B, Zero Coupon, 10/01/32	04/08 @ 26.494	1,670,609
AAA	5,365		Miami Dade Cnty. Spec. Oblig. Rev., Ser. A, Zero Coupon, 10/01/19, MBIA	04/08 @ 55.413	2,555,135
AAA	4,695		Miami-Dade Cnty. Edl. Facs. Auth. Rev., Univ. Miami Proj., Ser. A, 5.00%, 4/01/24, AMBAC	04/14 @ 100	4,909,374
AAA	4,000		Mun. Loan Council, Ser. A, Zero Coupon, 4/01/20, MBIA	No Opt. Call	1,987,800
NR	3,875		No. Palm Beach Cnty. Impvt. Dist., Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj., 6.10%, 8/01/21	08/11 @ 101	4,024,846
A	4,450		Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	4,695,062
AAA	6,500		Palm Beach Cnty. Sch. Brd., COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	6,684,080
			Palm Coast Util. Sys., MBIA,
AAA	1,770		5.00%, 10/01/22	10/13 @ 100	1,859,898
AAA	1,485		5.00%, 10/01/23	10/13 @ 100	1,555,048
AAA	1,500		5.00%, 10/01/24	10/13 @ 100	1,565,340
AAA	2,760		Polk Cnty. Util. Sys., 5.00%, 10/01/23, FGIC	10/13 @ 100	2,890,189
NR	4,765		Sterling Hill Cmnty. Dev. Dist., 6.10%, 5/01/23	05/13 @ 101	4,893,178
NR	2,765		Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call	2,817,314
NR	1,235		Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09 @ 100	1,255,723
			Tohopekaliga Wtr. Auth., FSA,
AAA	3,630		Ser. A, 5.00%, 10/01/21	10/13 @ 100	3,827,581
AAA	3,810		Ser. A, 5.00%, 10/01/22	10/13 @ 100	4,003,510
AAA	2,000		Ser. A, 5.00%, 10/01/23	10/13 @ 100	2,094,340
AAA	1,975		Ser. B, 5.00%, 10/01/22	10/13 @ 100	2,075,310
AAA	1,180		Ser. B, 5.00%, 10/01/23	10/13 @ 100	1,235,661
NR	2,000		Vlg. Cmnty. Dev. Dist. No. 5 Spl. Assmt. Rev., Ser. A, 6.00%, 5/01/22	05/13 @ 101	2,077,180
			Vlg. Ctr. Cmnty. Dev. Dist.,
AAA	5,000		5.25%, 10/01/23, MBIA	10/13 @ 101	5,395,200
NR3	2,000		Ser. B, 6.35%, 1/01/18	01/14 @ 100	2,112,920

					109,013,898

			Puerto Rico—21.8%
			Children’s Trust Fund, Tobacco Settlement Rev.,
BBB	2,015		5.50%, 5/15/39	05/12 @ 100	1,993,338
BBB	10,500		5.625%, 5/15/43	05/12 @ 100	10,316,040
			Pub. Fin. Corp., Ser. E,
BBB+	3,740	[5]	5.50%, 2/01/12	N/A	4,156,711
BBB+	1,260		5.50%, 8/01/29	02/12 @ 100	1,353,114

					17,819,203

			Total Long-Term Investments (cost $123,180,332)		126,833,101

			SHORT-TERM INVESTMENTS—2.5%
			Florida—1.0%
A-1	800	[6]	Jacksonville Hlth. Facs. Hosp., Variable Baptist Med. Ctr. Proj., 2.23%, 4/01/05, FRDD	N/A	800,000

BlackRock Florida Municipal 2020 Term Trust (BFO) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Puerto Rico—1.5%
A-1	$ 300 [6]	Gov’t. Dev. Bank, 2.19%, 4/06/05, MBIA, FRWD		$ 300,000
A-1	950 [6]	Hwy. & Transp. Auth., Transp. Rev., Ser. A, 2.23%, 4/06/05, AMBAC, FRWD		950,000

				1,250,000

		Total Short-Term Investments (cost $2,050,000)		2,050,000

		Total Investments—158.0% (cost $125,230,3327)		$128,883,101
		Other assets in excess of liabilities—2.0%		1,579,644
		Preferred shares at redemption value, including dividends payable—(60.0)%		(48,911,312)

		Net Assets Applicable to Common Shareholders—100%		$ 81,551,433

[1]		Using the higher of Standard & Poor’s, Moody’s Investors Services or Fitch’s Ratings.
[2]		Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]		Security is deemed to be investment grade quality by the investment advisor.
[4]		This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]		Entire or partial principal amount pledged as collateral for financial futures contracts.
	[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[7]		Cost for Federal income tax purposes is $125,220,312. The net unrealized appreciation on a tax basis is $3,662,789 consisting of $3,889,208 gross unrealized appreciation and $226,419 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
\FRDD	—	Floating Rate Daily Demand	PCR	—	Pollution Control Revenue
FRWD	—	Floating Rate Weekly Demand

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Florida Municipal 2020 Term Trust Inc.
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: May 27, 2005

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: May 27, 2005